Schedule of Investments
July 31, 2025 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
U.S. Common Stock (57.1%)
United States (57.1%)
Communication Services (5.4%)
Alphabet, Cl A	3,700	$710
AT&T	39,300	1,077
Comcast, Cl A	20,100	668
Fox	8,200	457
Match Group	8,400	288
Meta Platforms, Cl A	800	619
Nexstar Media Group, Cl A	1,300	243
Playtika Holding	19,700	88
Verizon Communications	10,900	466
		4,616

Consumer Discretionary (6.7%)
ADT	35,800	299
AutoNation*	2,200	424
Best Buy	2,900	189
Brunswick	3,200	187
Carter's	3,200	78
Dick's Sporting Goods	1,400	296
eBay	5,800	531
Ford Motor	30,800	341
General Motors	12,200	651
Goodyear Tire & Rubber*	22,700	233
Group 1 Automotive	1,200	494
H&R Block	6,800	369
Harley-Davidson	5,900	144
Kohl's	6,600	72
Lear	1,900	179
Macy's	10,500	133
Polaris	2,100	111
PulteGroup	2,500	282
Tri Pointe Homes*	11,100	342
Whirlpool	2,500	208
		5,563

Consumer Staples (3.3%)
Albertsons, Cl A	13,700	263
Altria Group	7,000	434
Archer-Daniels-Midland	4,600	249
Bunge Global	2,600	207
Conagra Brands	7,500	137
General Mills	4,500	220
Ingredion	2,800	369
Kroger	7,300	512
Molson Coors Beverage, Cl B	6,600	322
		2,713

Energy (1.5%)
California Resources	5,900	284
Marathon Petroleum	3,400	578
Phillips 66	1,890	234
LSV Global Value Fund
	Shares	Value (000)
Energy (continued)
Valero Energy	1,500	$206
		1,302

Financials (10.9%)
Ally Financial	9,600	363
American International Group	5,400	419
Ameriprise Financial	600	311
Bank of New York Mellon	8,800	893
Carlyle Secured Lending	17,200	237
Citigroup	7,200	674
Citizens Financial Group	10,400	497
Everest Group	500	168
First Horizon	18,400	401
Hartford Financial Services Group	3,900	486
Lincoln National	4,000	152
MetLife	3,600	273
MGIC Investment	19,600	508
NCR Atleos*	5,800	177
Northern Trust	4,900	637
PayPal Holdings*	4,200	289
Prudential Financial	1,400	145
Radian Group	11,500	375
Regions Financial	10,600	268
Rithm Capital‡	29,200	351
State Street	7,300	816
Wells Fargo	8,100	654
Zions Bancorp	4,000	214
		9,308

Health Care (7.1%)
Bristol-Myers Squibb	7,600	329
Cardinal Health	2,600	404
Centene*	4,700	123
CVS Health	5,600	348
DaVita*	2,100	295
Exelixis*	8,400	304
Gilead Sciences	8,000	898
Halozyme Therapeutics*	5,200	312
Incyte*	6,600	494
Jazz Pharmaceuticals*	3,600	413
Johnson & Johnson	1,500	247
Merck	6,300	492
Organon	8,500	82
Pfizer	33,300	776
United Therapeutics*	1,000	275
Viatris, Cl W	20,500	179
		5,971

Industrials (7.2%)
AGCO	2,800	330
Allison Transmission Holdings	6,500	585
Builders FirstSource*	3,900	496

Schedule of Investments
July 31, 2025 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Industrials (continued)
CNH Industrial	19,000	$246
CSG Systems International	4,200	262
Cummins	1,400	515
Delta Air Lines	5,600	298
FedEx	1,800	402
Lockheed Martin	1,000	421
Oshkosh	2,600	329
Owens Corning	2,600	363
Ryder System	3,000	533
Science Applications International	2,900	323
Textron	5,400	420
United Airlines Holdings*	4,200	371
Wabash National	10,500	105
		5,999

Information Technology (12.7%)
Adeia	22,400	290
Amdocs	3,100	265
Amkor Technology	13,200	298
Applied Materials	3,800	684
Arrow Electronics*	2,700	313
Avnet	5,800	307
Cirrus Logic*	4,755	479
Cisco Systems	14,300	974
Cognizant Technology Solutions, Cl A	5,600	401
Dell Technologies, Cl C	4,900	650
Dropbox, Cl A*	15,500	421
DXC Technology*	8,800	120
Flex*	17,400	868
Gen Digital	14,800	437
Hewlett Packard Enterprise	28,700	594
HP	15,400	382
International Business Machines	900	228
Jabil	3,800	848
Micron Technology	2,800	306
NetApp	1,700	177
QUALCOMM	7,500	1,100
Skyworks Solutions	4,200	288
Teradata*	13,300	278
Xerox Holdings	13,100	53
		10,761

Materials (1.5%)
Eastman Chemical	2,800	203
Glatfelter*	1,105	14
LyondellBasell Industries, Cl A	2,000	116
Mosaic	7,600	274
Newmont	6,900	428
Sylvamo	5,100	235
		1,270
LSV Global Value Fund
	Shares	Value (000)
Real Estate (0.4%)
Apple Hospitality REIT‡	10,800	$127
Host Hotels & Resorts‡	14,000	220
		347

Utilities (0.4%)
NRG Energy	1,800	301

Total United States		48,151

TOTAL U.S. COMMON STOCK
(Cost $41,388)		48,151

Foreign Common Stock (42.0%)
Australia (1.2%)
Energy (0.2%)
New Hope	60,300	161

Materials (0.7%)
Rio Tinto	8,700	619

Utilities (0.3%)
AGL Energy	35,800	223

Total Australia		1,003

Austria (1.2%)
Energy (0.4%)
OMV	6,000	306

Financials (0.8%)
BAWAG Group	5,600	706

Total Austria		1,012

Belgium (0.5%)
Materials (0.5%)
Solvay	7,400	232
Syensqo	2,200	174
		406

Total Belgium		406

Brazil (0.5%)
Consumer Staples (0.5%)
JBS*	29,450	402

Total Brazil		402

Schedule of Investments
July 31, 2025 (Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Canada (2.8%)
Consumer Discretionary (0.2%)
Magna International	4,100	$168

Consumer Staples (0.4%)
Empire, Cl Common Subs. Receipt	9,500	378

Energy (1.3%)
ARC Resources	16,600	324
Suncor Energy	18,500	731
		1,055

Financials (0.4%)
iA Financial	3,100	303

Information Technology (0.5%)
Open Text	15,600	459

Total Canada		2,363

China (4.8%)
Communication Services (0.2%)
NetDragon Websoft Holdings	103,000	142

Consumer Discretionary (2.1%)
Alibaba Group Holding	51,200	770
Prosus	12,800	731
Vipshop Holdings ADR	20,200	305
		1,806

Energy (1.0%)
PetroChina, Cl H	928,000	907

Financials (0.6%)
China CITIC Bank, Cl H	542,000	504

Health Care (0.6%)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	184
Shanghai Pharmaceuticals Holding, Cl H	79,400	127
Sinopharm Group, Cl H	70,400	169
		480

Industrials (0.3%)
Sinotrans, Cl H	461,000	256

Total China		4,095
LSV Global Value Fund
	Shares	Value (000)
Finland (0.7%)
Financials (0.3%)
Nordea Bank Abp	22,300	$326

Information Technology (0.4%)
Nokia	56,200	229
TietoEVRY	3,600	62
		291

Total Finland		617

France (3.8%)
Communication Services (0.6%)
Metropole Television	7,600	111
Orange	25,000	380
		491

Energy (0.5%)
Total Energies	7,000	416

Financials (1.6%)
AXA	8,800	427
BNP Paribas	10,400	948
		1,375

Health Care (0.5%)
Ipsen	2,000	236
Sanofi	1,800	162
		398

Industrials (0.3%)
Bouygues	6,500	268

Utilities (0.3%)
Rubis SCA	7,800	247

Total France		3,195

Germany (2.1%)
Consumer Discretionary (0.7%)
Bayerische Motoren Werke	3,500	333
Mercedes-Benz Group	4,500	255
		588

Financials (0.7%)
Allianz	700	277
Muenchener Rueckversicherungs	500	327
		604

Industrials (0.7%)
Daimler Truck Holding	6,600	321

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Industrials (continued)
Deutsche Post	5,300	$237
		558

Total Germany		1,750

Hong Kong (0.6%)
Consumer Staples (0.5%)
WH Group	412,681	413

Information Technology (0.1%)
PAX Global Technology	129,000	112

Total Hong Kong		525

Hungary (0.3%)
Energy (0.3%)
MOL Hungarian Oil & Gas	26,400	229

Total Hungary		229

Indonesia (0.2%)
Energy (0.2%)
United Tractors	120,100	176

Total Indonesia		176

Ireland (0.6%)
Financials (0.6%)
AIB Group	64,900	512

Total Ireland		512

Israel (0.3%)
Health Care (0.3%)
Teva Pharmaceutical Industries*	14,100	221

Total Israel		221

Italy (1.4%)
Energy (0.4%)
Eni	21,200	362

Financials (0.5%)
Mediobanca Banca di Credito Finanziario	18,700	412

LSV Global Value Fund

	Shares	Value (000)
Utilities (0.5%)
A2A	179,700	$437

Total Italy		1,211

Japan (4.5%)
Communication Services (0.3%)
SKY Perfect JSAT Holdings	30,500	289

Consumer Discretionary (1.3%)
Isuzu Motors	26,500	340
Niterra	10,900	375
Sankyo	18,500	344
		1,059

Consumer Staples (0.1%)
Valor	4,800	85

Financials (0.9%)
Nomura Holdings	38,100	252
ORIX	10,400	234
Ricoh Leasing	7,000	255
		741

Health Care (0.1%)
Ono Pharmaceutical	6,600	74

Industrials (1.2%)
NGK Insulators	17,800	225
Nippon Yusen	8,300	291
Sumitomo	10,300	263
Tsubakimoto Chain	15,000	211
		990

Information Technology (0.3%)
Kaga Electronics	13,200	253

Materials (0.3%)
Lintec	13,400	269

Total Japan		3,760

Mexico (0.3%)
Consumer Staples (0.3%)
Coca-Cola Femsa	26,300	219

Total Mexico		219

Netherlands (1.6%)
Consumer Staples (0.5%)
Koninklijke Ahold Delhaize	10,100	399

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Energy (0.5%)
Shell	12,900	$464

Financials (0.4%)
Aegon	41,800	299

Industrials (0.2%)
Signify	7,000	167

Total Netherlands		1,329

Norway (0.3%)
Financials (0.3%)
DNB Bank	11,500	291

Total Norway		291

Poland (0.4%)
Information Technology (0.4%)
Asseco Poland	5,512	297

Total Poland		297

Puerto Rico (0.5%)
Financials (0.5%)
OFG Bancorp	9,200	392

Total Puerto Rico		392

Russia (–%)
Energy (–%)
Gazprom PJSC(A),(B)*	15,900	—
LUKOIL PJSC(A),(B)*	1,600	—
		—

Total Russia		—

South Africa (0.2%)
Financials (0.2%)
Absa Group	21,000	207

Total South Africa		207

South Korea (1.3%)
Communication Services (0.8%)
KT	8,800	348
LG Uplus	12,500	132
SK Telecom	3,900	158
		638

LSV Global Value Fund

	Shares	Value (000)
Consumer Discretionary (0.3%)
Hankook Tire & Technology	6,800	$217

Financials (0.0%)
Kginicis	5,400	42

Information Technology (0.2%)
Samsung Electronics	4,000	204

Total South Korea		1,101

Spain (1.1%)
Financials (0.6%)
Mapfre	128,500	523

Information Technology (0.5%)
Indra Sistemas	9,800	406

Total Spain		929

Sweden (1.4%)
Consumer Discretionary (0.1%)
Bilia, Cl A	8,600	101

Financials (0.5%)
Swedbank	14,400	383

Industrials (0.8%)
SKF, Cl B	10,900	254
Volvo, Cl B	15,200	437
		691

Total Sweden		1,175

Switzerland (1.7%)
Health Care (1.7%)
Novartis	9,200	1,048
Roche Holding AG	900	281
Sandoz Group	1,840	105
		1,434

Total Switzerland		1,434

Taiwan (2.9%)
Information Technology (2.9%)
ASE Technology Holding	61,000	296
Chipbond Technology	112,000	209
Compeq Manufacturing	149,000	324
Hon Hai Precision Industry	90,000	529
Powertech Technology	68,000	284
Topco Scientific	26,751	257

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Information Technology (continued)
Tripod Technology	26,000	$242
United Microelectronics	231,000	320
		2,461

Total Taiwan		2,461

Thailand (0.4%)
Financials (0.4%)
Krung Thai Bank	494,600	333

Total Thailand		333

Turkey (0.3%)
Consumer Staples (0.3%)
Coca-Cola Icecek	217,800	272

Total Turkey		272

United Kingdom (4.1%)
Consumer Staples (1.2%)
British American Tobacco	6,300	338
J Sainsbury	84,900	339
Tesco	54,000	303
		980

Financials (2.0%)
3i Group	4,418	241
Aviva	32,300	276
Barclays	120,200	588
Lloyds Banking Group	610,200	626
		1,731

Health Care (0.9%)
GSK	42,300	778

Total United Kingdom		3,489

TOTAL FOREIGN COMMON STOCK
(Cost $27,816)		35,406

Foreign Preferred Stock (0.2%)
Brazil** (0.2%)
Petroleo Brasileiro	28,800	168

TOTAL FOREIGN PREFERRED STOCK
(Cost $228)		168

LSV Global Value Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.1%)
South Street Securities 4.000%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $70 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $19, 0.625% - 4.625%, 07/31/2026 – 01/31/2032; total market value $72)	$70	$70

TOTAL REPURCHASE AGREEMENT
(Cost $70)		70

Total Investments – 99.4%
(Cost $69,502)		$83,795

Percentages are based on Net Assets of $84,312 (000).

*	Non-income producing security.

**	No rate available.

‡	Real Estate Investment Trust.

(A)	Security is Fair Valued.

(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-006-2300